Document and Entity Information Statement		12 Months Ended
	Feb. 19, 2026	Dec. 31, 2025
Document Information [Line Items]
Document Period End Date	Feb. 19, 2026
Entity Registrant Name	false
Entity Incorporation, State or Country Code	NY
Entity File Number	1-2328
Entity Tax Identification Number	36-1124040
Entity Address, Address Line One	233 South Wacker Drive
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	621-6200
Written Communications	false
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000040211
Document Type	8-K
Entity Registrant Name	GATX Corporation
New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security		Common Stock
Trading Symbol		GATX
Security Exchange Name		NYSE
NYSE Texas, Inc
Document Information [Line Items]
Title of 12(b) Security		Common Stock
Trading Symbol		GATX
Security Exchange Name		CHX